Restructuring and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Balance Sheet Position of Restructuring Reserves

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8

2011

In 2011, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe and North America. Reversals in 2011 mainly relate to restructuring reserves in Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2011.

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011
Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0.0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0.0)	$32.3

2010

In 2010, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe. Reversals in 2010 mainly relate to restructuring reserves in North America and Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. Impairment charges mainly relate to machinery and equipment impaired in connection with restructuring activities in Australia and Japan. The fixed asset impairments have been charged against Cost of sales in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2009 to December 31, 2010.

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010
Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6